Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2025 and 2024, as applicable, and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Stockholder Return ("TSR") ($)	Net Loss (in thousands) ($)
2025	2,344,966	3,194,176	928,737	1,277,410	331.34	(34,280)
2024	1,576,634	3,004,914	916,438	1,588,179	254.70	(31,404)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). Mr. Curtis was our PEO for 2024 and 2025. Mr. Connaughton and Mr. Staab were our Non-PEO NEOs for 2024 and 2025.
(2)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our 2025 Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	2,344,966	928,737	1,576,634	916,438
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,307,238)	(256,000)	(458,388)	(205,440)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards in Fiscal Year	1,484,686	290,750	1,276,632	572,160
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards in Prior Fiscal Years	442,653	203,909	516,159	258,080
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	229,109	110,014	93,877	46,941
Deduct Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Total Compensation Actually Paid	3,194,176	1,277,410	3,004,914	1,588,179

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Relationship Between Financial Performance Measures

The graphs below compare the compensation actually paid to our principal executive officer and the average of the compensation actually paid to our remaining named executive officers, with (i) our cumulative TSR and (ii) our Net

Loss, in each case, for the fiscal years ended December 31, 2025 and 2024. TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). Mr. Curtis was our PEO for 2024 and 2025. Mr. Connaughton and Mr. Staab were our Non-PEO NEOs for 2024 and 2025.
PEO Total Compensation Amount	$ 2,344,966	$ 1,576,634
PEO Actually Paid Compensation Amount	$ 3,194,176	3,004,914
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our 2025 Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	2,344,966	928,737	1,576,634	916,438
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,307,238)	(256,000)	(458,388)	(205,440)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards in Fiscal Year	1,484,686	290,750	1,276,632	572,160
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards in Prior Fiscal Years	442,653	203,909	516,159	258,080
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	229,109	110,014	93,877	46,941
Deduct Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Total Compensation Actually Paid	3,194,176	1,277,410	3,004,914	1,588,179

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Non-PEO NEO Average Total Compensation Amount	$ 928,737	916,438
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,277,410	1,588,179
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by our PEO or our non-PEO NEOs during each applicable year. The calculation of compensation actually paid for purposes of this table includes point-in-time fair values of stock awards and these values will fluctuate based on our stock price, various accounting valuation assumptions and projected performance related to our performance awards. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. See the Summary Compensation Table for certain other compensation of our PEO and our non-PEO NEOs for each applicable fiscal year. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our 2025 Form 10-K for the fiscal year ended December 31, 2025 and prior fiscal years.

Compensation actually paid to our named executive officers represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation for Covered Fiscal Year from Summary Compensation Table	2,344,966	928,737	1,576,634	916,438
Deduct Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,307,238)	(256,000)	(458,388)	(205,440)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards in Fiscal Year	1,484,686	290,750	1,276,632	572,160
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards in Prior Fiscal Years	442,653	203,909	516,159	258,080
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	229,109	110,014	93,877	46,941
Deduct Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
Total Compensation Actually Paid	3,194,176	1,277,410	3,004,914	1,588,179

The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 331.34	254.7
Net Income (Loss)	$ (34,280,000)	$ (31,404,000)
PEO Name	Mr. Curtis	Mr. Curtis
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,307,238)	$ (458,388)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,484,686	1,276,632
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	442,653	516,159
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	229,109	93,877
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,000)	(205,440)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	290,750	572,160
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,909	258,080
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 110,014	$ 46,941